LORD ABBETT SECURITIES TRUST

Lord Abbett Focused Large Cap Value Fund

Supplement dated September 14, 2020 to the

Summary Prospectus dated March 1, 2020

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 9 of the summary prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Eli Rabinowich, Portfolio Manager	2019
Jeff D. Diamond, Portfolio Manager	2019
John C. Hardy, Portfolio Manager	2020

Please retain this document for your future reference.